Debt (Summary Of Outstanding Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Medium-term Notes	$ 1,632.3	$ 1,623.0
Term loan	0	150.0
Convertible notes	0.1	17.5
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust	436.7	436.7
Commercial paper	0	34.0
Receivables facility	100.0	100.0
Other debt	7.7	7.7
Total debt	2,176.8	2,368.9
Short-term debt	(103.6)	(135.0)
Current portion of long-term debt	(263.9)	(170.0)
Long-term debt	1,809.3	2,063.9
Short-term Debt, Average Outstanding Amount	80.0	24.9
Short-term Debt, Weighted Average Interest Rate	2.20%	1.60%
Long-term Debt, Maturities, Repayments of Principal in Year One	367.5
Long-term Debt, Maturities, Repayments of Principal in Year Two	503.0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 1,306.3